Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share
	March 31, 2018	March 31, 2017
Common stock issuable upon conversion of convertible debentures	-	-
Options to purchase common stock	15,371,765	16,688,942
Warrants to purchase common stock	37,119,049	8,243,847
Totals	52,490,814	24,932,789

	December 31, 2017	December 31, 2016
Common stock issuable upon conversion of convertible debentures	6,147,059	1,081,000
Options to purchase common stock	14,377,570	14,824,158
Warrants to purchase common stock	35,187,847	15,488,056
Totals	55,712,476	31,393,214